BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Brookfield Renewable Corporation (Detail) - shares	Jul. 29, 2020	Jul. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Number of shares received (in shares)	77.8
TerraForm Power
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage		38.00%
Business combination, share conversion rate (USD per share)		0.47625
TerraForm Power | BEPC Exchangeable Units
Disclosure of non-adjusting events after reporting period [line items]
Business combination, shares exchanged (in shares)		37,035,241
TerraForm Power | LP Units
Disclosure of non-adjusting events after reporting period [line items]
Business combination, shares exchanged (in shares)		4,034,469
Brookfield and Subsidiaries
Disclosure of non-adjusting events after reporting period [line items]
Number of shares received (in shares)	33.1
Brookfield Renewable
Disclosure of non-adjusting events after reporting period [line items]
Number of shares received (in shares)	44.7
Holders of Units
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage	42.80%
Brookfield and Affiliates
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage	57.20%
Brookfield Renewable Subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Proportion of voting rights held in subsidiary	75.00%